Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 22,239	$ 15,241	$ 17,262
Equity Mutual Funds
Schedule of Available-for-sale Securities [Line Items]
Cost	18,335	13,335	17,194
Unrealized Gains	3,937	1,906	68
Unrealized Losses	(33)	0
Fair Value	$ 22,239	$ 15,241	$ 17,262